Warrant Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Public warrants redemption description	If, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share
Proceeds from issuance of warrants	$ 13,800,000
Warrant liabilities	58,062,000
Gain on change in fair value of warrant liabilities	$ 15,800,000
Warrant [Member]
Warrant exercise price	$ 11.50
Warrants exercised	1,200
Public Warrants [Member]
Warrant exercise price	$ 0.01
Warrant expiration date	Apr. 06, 2026
Warrants term	5 years
Warrants outstanding	$ 11,498,800
Private Placement Warrants [Member]
Warrants outstanding	$ 6,100,000
Common Class A [Member]
Redemption trigger price per share	$ 18.00
Warrants exercised, shares	1,200
Common Class A [Member] | Public Warrants [Member]
Warrant exercise price	$ 11.50